Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
May 31, 2024
CFL-NPRT1-0724
1.802197.120
Municipal Bonds - 99.2%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 97.6%
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,174
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	2,900
Alameda Corridor Trans. Auth. Rev. Series 2024 A:
0% 10/1/49 (Assured Guaranty Muni. Corp. Insured)	7,250	2,152
0% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	20,000	4,718
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.) Series 1997 A, 6% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	255	256
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	3,000	2,915
Series 2021 A, 2%, tender 4/1/28 (b)	17,000	15,619
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2024 B:
5% 7/1/36 (c)	4,750	5,173
5% 7/1/37 (c)	7,000	7,578
5% 7/1/38 (c)	3,200	3,439
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Bonds:
Series 2023 F, 5.5%, tender 11/1/30 (b)	3,845	4,157
Series 2023 G1, 5.25%, tender 4/1/30 (b)	3,840	4,079
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	417
5% 6/1/28	420	445
5% 6/1/29	500	537
5% 6/1/30	300	327
5% 6/1/31	300	326
5% 6/1/32	250	272
5% 6/1/33	250	272
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,827
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,094
Series 2017 C:
5% 4/1/30	650	692
5% 4/1/31	890	948
5% 4/1/33	1,245	1,323
Series 2018 A:
5% 10/1/34	760	799
5% 10/1/36	840	880
5% 10/1/38	620	645
5% 10/1/42	4,000	4,118
5% 10/1/46	6,235	6,383
Series 2021 A:
5% 4/1/29	400	429
5% 4/1/30	425	462
5% 4/1/31	460	505
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	60	60
5.75% 5/1/30	90	90
Series 2019, 5% 4/1/30	4,695	5,147
Series 2020, 4% 11/1/39	4,955	5,031
Series 2021, 2.5% 12/1/49	1,350	871
California Health Facilities Fing. Auth. Rev.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,809
(Stanford Health Proj.) Series 2017 A, 5% 11/15/35	3,405	3,573
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	8,190	7,957
Series 2019 B, 5%, tender 10/1/27 (b)	7,700	7,909
Series 2024 B, 5%, tender 5/1/31 (b)	15,265	16,769
Series 2024 B2, 5%, tender 2/4/31 (b)	10,000	10,921
Series 2016 A, 3% 10/1/41	500	399
Series 2017 A:
4% 11/1/38	5,475	5,498
5% 11/15/32	1,400	1,476
Series 2018 A, 5% 11/15/27	500	526
Series 2020 A:
4% 4/1/35	2,000	2,005
4% 4/1/49	14,510	13,525
Series 2022 C, 5% 7/1/32	4,460	4,815
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,492	6,378
Series 2021 1, 3.5% 11/20/35	7,337	6,844
Series 2021 3A, 3.25% 8/20/36	1,922	1,730
Series 2021 A2, 3.75% 3/25/35	4,894	4,699
Series 2023 A1, 4.375% 9/20/36	7,947	7,848
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	8,020
5% 8/1/49	11,000	11,463
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	17,750	15,472
Series 2020:
3% 7/1/50	9,075	6,674
4% 7/1/50	7,125	6,881
Series 2024 A, 3.25% 8/1/29	7,000	6,824
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	2,870
5% 6/1/33	2,320	2,416
5% 6/1/36	5,830	6,062
5% 6/1/37	3,000	3,115
Bonds Series 2024 A, 3.2%, tender 8/1/27 (b)	4,395	4,279
Series 2019 A, 2.65% 8/1/36	9,447	7,628
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	308
5% 10/1/26	715	729
5% 10/1/28	2,130	2,192
5% 10/1/32	1,000	1,028
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,022
4% 5/15/30	1,575	1,592
4% 5/15/31	2,150	2,170
4% 5/15/32	1,000	1,006
5% 5/15/33	895	938
5% 5/15/34	1,000	1,045
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	242
5% 8/15/29	245	258
5% 8/15/30	225	237
5% 8/15/33	750	789
5% 8/15/36	1,435	1,504
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	531
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,045
5% 6/1/28	1,000	1,039
5% 6/1/30	1,555	1,611
5% 6/1/32	1,000	1,036
5% 6/1/33	1,000	1,036
5% 6/1/35	1,000	1,036
5% 6/1/43	3,750	3,825
Series 2016 A, 5% 11/1/36 (d)	1,000	1,013
Series 2017 A:
5% 7/1/29	575	588
5% 7/1/31	1,000	1,022
5% 7/1/32	1,400	1,427
5% 7/1/33	1,000	1,019
5% 7/1/34	1,395	1,420
5% 7/1/35	1,500	1,526
5% 7/1/36	1,500	1,525
5% 7/1/37	1,250	1,268
Series 2017 B:
5% 7/1/28	1,250	1,276
5% 7/1/29	1,300	1,329
5% 7/1/30	750	766
5% 7/1/31	800	817
5% 7/1/32	1,385	1,412
Series 2017:
5% 10/1/27	500	515
5% 10/1/36	1,250	1,279
5% 10/1/37	500	510
5% 10/1/39	1,750	1,779
Series 2018:
5% 10/1/31	200	208
5% 10/1/32	225	233
5% 10/1/33	225	233
5% 10/1/34	225	233
5% 10/1/35	225	233
5% 10/1/36	250	258
5% 10/1/37	550	566
5% 10/1/38	345	354
Series 2019 A:
5% 4/1/30	3,000	3,167
5% 4/1/31	2,000	2,113
5% 4/1/32	3,000	3,169
5% 4/1/35	1,780	1,880
5% 4/1/36	1,125	1,186
5% 4/1/37	1,475	1,551
5% 4/1/40	2,500	2,594
5% 4/1/41	3,865	4,001
Series 2019:
5% 7/1/34	825	890
5% 7/1/39	1,000	1,058
5% 7/1/49	2,100	2,181
Series 2021 A, 4% 2/1/51	7,500	6,506
Series 2021:
4% 10/1/33	250	245
4% 10/1/34	420	411
4% 10/1/37	160	153
4% 10/1/46	960	849
4% 10/1/51	1,150	984
Series 2022, 5.25% 6/1/53	7,500	7,856
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2019 A, 2.4%, tender 10/1/29 (b)(c)	1,140	1,079
Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	7,000	7,221
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,158
5% 11/15/49	2,500	2,346
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	1,908
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,285
5% 5/15/27	4,635	4,767
5% 5/15/34	10,000	10,393
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,399
5% 5/15/35	1,955	2,032
5% 5/15/36	1,500	1,556
5% 5/15/43	1,500	1,527
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(c)	7,500	7,500
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	410
4% 10/15/27	400	394
4% 10/15/28	360	353
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2016 D, 4% 4/1/33	1,660	1,664
Series 2020 D, 2.25% 11/1/39	2,440	1,776
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	5,000	4,607
Series 2016 B3, 3.125%, tender 11/1/26 (b)	9,000	8,877
Series 2021 A, 3% 11/1/52	4,500	3,307
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,267
5% 5/15/35	4,725	4,790
5% 5/15/40	2,250	2,267
Series 2017, 5% 5/15/47	1,000	1,003
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.25% 1/1/43	2,760	2,763
5% 1/1/33	1,625	1,719
5% 1/1/38	6,240	6,564
5% 1/1/43	9,300	9,676
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	257
5% 7/1/28	660	704
5% 7/1/29	695	731
5% 7/1/30	730	769
5% 7/1/31	765	807
5% 7/1/32	805	849
5% 7/1/33	845	891
5% 7/1/34	885	934
5% 7/1/35	925	976
5% 7/1/36	500	527
5% 7/1/37	650	683
5% 7/1/38	500	523
5% 7/1/43	1,250	1,295
5% 7/1/48	9,000	9,236
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (d)	375	386
5% 6/1/39 (d)	475	480
5% 6/1/51 (d)	8,225	7,976
Series 2015:
5% 2/1/35 (e)(f)	1,801	793
5% 2/1/45 (e)(f)	4,049	1,782
Series 2016:
5% 10/1/26	1,125	1,142
5% 10/1/27	2,360	2,397
5% 10/1/28	1,230	1,250
5% 10/1/29	675	686
5% 10/1/30	1,100	1,117
5% 10/1/33	1,850	1,877
Series 2017 A, 5% 11/1/32 (d)	1,135	1,161
Series 2017, 5% 11/1/48 (e)(f)	725	319
Series 2018 A, 5% 3/1/42	7,500	7,593
Series 2020 A, 3% 4/1/50	13,185	9,709
Series 2021 A:
3% 4/1/46	9,810	7,725
4% 4/1/38	2,625	2,591
4% 4/1/39	2,250	2,202
4% 4/1/40	2,500	2,421
4% 4/1/41	1,885	1,811
4% 4/1/46	2,500	2,312
Carlsbad Unified School District Series 2017 A, 4% 5/1/31	1,500	1,521
Ctr. Joint Unified School Ditrict Series 2021 B, 3% 8/1/51	3,500	2,626
Davis Joint Unified School District Series 2020, 3% 8/1/41 (Build America Mutual Assurance Insured)	4,695	3,854
Desert Cmnty. College District Series 2020, 2% 8/1/37	625	468
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	273
5% 7/1/30	250	278
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,268
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	340
El Rancho Unified School District Series 2019 B, 3% 8/1/46 (Assured Guaranty Muni. Corp. Insured)	1,000	754
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,523
Series 2015:
5% 9/1/27	1,940	1,971
5% 9/1/28	4,125	4,193
5% 9/1/29	4,325	4,399
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,157
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,783
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,643
Series 2016:
5% 9/1/27	1,875	1,910
5% 9/1/28	1,500	1,529
5% 9/1/29	2,000	2,037
5% 9/1/30	1,720	1,749
5% 9/1/31	2,500	2,540
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	625	632
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A, 0% 10/1/25 (AMBAC Insured)	1,665	1,582
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,037
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,399
Fontana Unified School District Gen. Oblig. Series 2020, 2.375% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,500	3,697
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (Assured Guaranty Muni. Corp. Insured)	9,000	6,442
Foster City Gen. Oblig. Series 2020, 3% 8/1/45	6,500	5,109
Fresno Arpt. Rev. Series 2023 A:
4.125% 7/1/43 (Build America Mutual Assurance Insured) (c)	1,000	949
4.25% 7/1/44 (Build America Mutual Assurance Insured) (c)	1,000	959
5% 7/1/35 (Build America Mutual Assurance Insured) (c)	2,060	2,248
5% 7/1/36 (Build America Mutual Assurance Insured) (c)	2,160	2,350
5% 7/1/37 (Build America Mutual Assurance Insured) (c)	1,000	1,082
5% 7/1/38 (Build America Mutual Assurance Insured) (c)	1,385	1,490
5% 7/1/39 (Build America Mutual Assurance Insured) (c)	2,500	2,677
5% 7/1/40 (Build America Mutual Assurance Insured) (c)	2,625	2,794
5% 7/1/41 (Build America Mutual Assurance Insured) (c)	2,760	2,926
Fresno Unified School District Series 2020 B:
5% 8/1/34	100	111
5% 8/1/35	175	194
5% 8/1/36	235	260
5% 8/1/37	150	165
5% 8/1/38	300	329
5% 8/1/39	350	383
5% 8/1/40	400	434
5% 8/1/41	435	469
5% 8/1/42	500	538
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/32	520	529
4% 2/1/33	250	253
4% 2/1/34	430	435
4% 2/1/36	600	603
4% 2/1/41	2,530	2,366
4% 2/1/46	2,055	1,859
4% 2/1/51	2,500	2,212
Gilroy Pub. Facilities Fing. Auth. Series 2021 A, 3% 8/1/46	1,285	1,005
Glendale Wtr. Rev. Series 2020, 2% 2/1/31	1,240	1,060
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	50,000	5,446
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	4,224
Hesperia Calif Cmnty. Redev. Agcy. Series 2018 A, 3.375% 9/1/37 (Assured Guaranty Muni. Corp. Insured)	1,475	1,345
Huntington Beach Union High Series 2021, 2.125% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	1,260	883
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012, 5% 9/2/25	500	501
Series 2013:
5% 9/2/24	825	827
5% 9/2/26	800	803
Series 2019:
4% 9/2/38	1,000	985
4% 9/2/39	1,000	972
5% 9/2/44	2,545	2,616
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	408
4% 9/2/36 (Build America Mutual Assurance Insured)	250	254
4% 9/2/37 (Build America Mutual Assurance Insured)	250	252
4% 9/2/38 (Build America Mutual Assurance Insured)	350	351
4% 9/2/39 (Build America Mutual Assurance Insured)	500	496
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,009
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,287
Lammersville Schools Fin. Auth. Series 2019, 3% 10/1/49	3,000	2,202
Lindsay Calif Unified School District Series 2007 C:
0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	695	513
0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	715	506
0% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	675	460
Local Pub. Schools Fdg Auth. School Series 2020 A, 3% 8/1/46	2,235	1,678
Long Beach Cmnty. College:
Series 2008 A:
0% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	2,995	2,604
0% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	8,285	6,478
0% 6/1/33 (Assured Guaranty Muni. Corp. Insured)	8,830	6,379
Series 2019 C, 3% 8/1/36	300	263
Long Beach Hbr. Rev. Series 2017 A:
5% 5/15/26 (c)	1,110	1,135
5% 5/15/27 (c)	2,000	2,069
5% 5/15/29 (c)	1,350	1,394
5% 5/15/30 (c)	1,300	1,342
5% 5/15/31 (c)	2,400	2,478
5% 5/15/32 (c)	1,760	1,816
5% 5/15/33 (c)	1,350	1,393
5% 5/15/34 (c)	1,650	1,700
5% 5/15/35 (c)	2,500	2,578
5% 5/15/36 (c)	3,000	3,089
5% 5/15/37 (c)	2,755	2,836
Long Beach Unified School District:
Series 2008, 0% 8/1/32	1,000	740
Series 2009:
5.25% 8/1/33	410	413
5.75% 8/1/33	170	170
Series 2019 F, 3% 8/1/47	7,750	6,029
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/25 (c)	2,250	2,273
5% 5/15/26 (c)	1,715	1,725
5% 5/15/27 (c)	1,250	1,258
5% 5/15/28 (c)	1,260	1,268
5% 5/15/29 (c)	1,575	1,586
5% 5/15/30 (c)	1,400	1,410
Series 2015 D:
5% 5/15/26 (c)	1,100	1,106
5% 5/15/28 (c)	1,950	1,963
5% 5/15/29 (c)	2,550	2,568
5% 5/15/30 (c)	2,000	2,015
5% 5/15/31 (c)	2,540	2,559
5% 5/15/41 (c)	3,240	3,252
Series 2016 B:
5% 5/15/26 (c)	1,600	1,631
5% 5/15/27 (c)	1,000	1,016
5% 5/15/36 (c)	3,600	3,652
5% 5/15/41 (c)	3,750	3,779
Series 2017 B, 5% 5/15/25 (c)	1,750	1,768
Series 2018 B, 5% 5/15/31 (c)	7,350	7,632
Series 2018 D, 5% 5/15/48 (c)	2,000	2,044
Series 2018, 5% 5/15/43 (c)	10,000	10,279
Series 2019 A, 5% 5/15/49 (c)	4,950	5,054
Series 2019 D, 5% 5/15/49 (c)	5,625	5,694
Series 2021 D:
5% 5/15/35 (c)	4,735	5,079
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (c)	265	285
Series A, 5% 5/15/30 (c)	700	719
Series F:
4% 5/15/49 (c)	5,000	4,578
5% 5/15/30 (c)	2,480	2,605
5% 5/15/34 (c)	950	998
5% 5/15/44 (c)	13,685	14,042
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 5% 11/1/36	1,500	1,550
Los Angeles Unified School District:
Series 2019 A, 3% 1/1/34	5,785	5,244
Series 2020 C:
3% 7/1/35	4,040	3,624
3% 7/1/38	1,000	863
Series 2024 A, 5% 7/1/34	5,965	6,899
Mendocino Calif Unified School District Series 2022 B, 3% 8/1/51	3,000	2,240
Mendocino-Lake Cmnty. Clge District Series 2022 A, 3% 8/1/41	1,050	865
Merced Union High School District Series 2009 A, 0% 8/1/30 (Assured Guaranty Corp. Insured)	1,000	801
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	194
5% 4/1/28	3,350	3,438
Miracosta Cmnty. Clg District Series 2016 B, 2% 8/1/40	1,050	723
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,600
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	1,842
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,686
5% 6/1/31	500	514
5% 6/1/32	500	514
5% 6/1/33	1,800	1,850
5% 6/1/34	1,345	1,385
5% 6/1/35	1,895	1,952
5% 6/1/36	2,000	2,058
5% 6/1/41	6,155	6,277
Monterey Peninsula Cmnty. College District Series 2016, 3% 8/1/34	270	245
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,323
Mount San Antonio Cmnty. College Series 2021 C, 2% 8/1/39	3,670	2,592
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	4,570
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	5,000	3,705
Series 2015:
4% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	330	330
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	680	688
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	506
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	460
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,250	10,251
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,450
5% 5/1/39	1,500	1,534
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	5,755	4,108
Novato Unified School District Series 2020 C, 2% 8/1/39	5,810	4,137
Oakland Unified School District Alameda County Series 2016 A, 3% 8/1/41	1,335	1,047
Oceanside Unified School District Series 2009:
0% 8/1/31	4,875	3,729
0% 8/1/31 (Escrowed to Maturity)	125	97
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (Assured Guaranty Muni. Corp. Insured)	4,315	4,610
Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (c)	1,120	1,117
4% 5/15/36 (Assured Guaranty Muni. Corp. Insured) (c)	775	770
4% 5/15/37 (Assured Guaranty Muni. Corp. Insured) (c)	1,700	1,677
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (c)	800	783
4% 5/15/39 (Assured Guaranty Muni. Corp. Insured) (c)	555	540
4% 5/15/40 (Assured Guaranty Muni. Corp. Insured) (c)	685	663
Palm Springs Unified School District Series 2016 A:
1.5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	2,360	1,845
1.5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	2,725	2,074
1.75% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	3,000	2,278
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	1,275	1,320
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,483
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,432
Panama-Buena Vista Union School District Series 2019 D, 2.625% 8/1/37	1,510	1,221
Perris Union High School District Series 2021 C, 3% 9/1/45	2,000	1,568
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,383
Pomona Unified School District:
Series 2016 D:
2.375% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	8,510	5,678
2.5% 8/1/48 (Assured Guaranty Muni. Corp. Insured)	10,000	6,531
Series 2016 F, 3% 8/1/48	4,000	3,028
Port of Oakland Rev.:
Series 2017 D, 5% 11/1/27 (c)	4,000	4,148
Series 2017:
5% 11/1/25 (c)	5,070	5,140
5% 11/1/25 (c)	65	66
5% 11/1/26 (c)	2,215	2,271
5% 11/1/26 (c)	70	73
5% 11/1/28 (c)	4,820	4,985
5% 11/1/28 (Pre-Refunded to 11/1/27 @ 100) (c)	105	111
5% 11/1/29 (c)	4,125	4,262
5% 11/1/29 (Pre-Refunded to 11/1/27 @ 100) (c)	75	79
Series 2021:
5% 5/1/28 (c)	2,105	2,190
5% 5/1/28 (c)	20	21
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,498
5% 6/15/28	2,190	2,237
5% 12/15/28	2,200	2,246
5% 12/15/29	4,825	4,923
5% 12/15/30	3,500	3,813
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	9,717
Series 2011, 0% 8/1/46	10,150	3,550
Series B:
0% 8/1/33	4,955	3,536
0% 8/1/35	9,000	5,921
0% 8/1/37	6,325	3,787
0% 8/1/38	3,200	1,814
0% 8/1/41	5,130	2,460
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/30	1,495	1,512
5% 9/1/31	1,260	1,274
5% 9/1/32	1,795	1,815
5% 9/1/33	2,740	2,771
5% 9/1/34	1,225	1,239
5% 9/1/35	1,580	1,598
5% 9/1/36	3,395	3,433
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,350	1,354
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	1,700	1,705
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	1,700	1,704
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	1,850	1,855
Richmond Wastewtr. Rev. Series 2019 A:
5% 8/1/39	390	420
5% 8/1/44	2,135	2,262
Riverside County Trans. Commission Toll Rev. Series 2021 B1, 4% 6/1/46	6,400	6,063
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,332
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,442
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,954
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,778
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,666
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,712
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,451
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,450	1,260
Series 2021 G, 4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	2,250	2,224
Series 2022 A:
5% 8/1/41	1,870	1,999
5.5% 8/1/47	2,500	2,711
Series 2024 B:
5% 8/1/33 (Build America Mutual Assurance Insured)	1,500	1,703
5% 8/1/34 (Build America Mutual Assurance Insured)	400	452
5% 8/1/35 (Build America Mutual Assurance Insured)	475	534
5% 8/1/36 (Build America Mutual Assurance Insured)	500	560
5% 8/1/37 (Build America Mutual Assurance Insured)	1,400	1,558
5% 8/1/38 (Build America Mutual Assurance Insured)	1,000	1,106
5% 8/1/39 (Build America Mutual Assurance Insured)	450	497
5% 8/1/43 (Build America Mutual Assurance Insured)	1,300	1,414
5% 8/1/44 (Build America Mutual Assurance Insured)	650	706
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	813
5% 7/1/36	2,000	2,054
Series 2018 C:
5% 7/1/31 (c)	2,110	2,183
5% 7/1/32 (c)	1,590	1,645
5% 7/1/34 (c)	4,000	4,138
5% 7/1/35 (c)	5,000	5,171
5% 7/1/36 (c)	7,500	7,745
Series 2018 E, 5% 7/1/34	1,000	1,065
Sacramento Muni. Util. District Elec. Rev. Series 2016 D, 5% 8/15/28	2,500	2,685
Sacramento TOT Rev. Series A:
5% 6/1/34	700	739
5% 6/1/35	2,065	2,178
5% 6/1/36	2,215	2,334
5% 6/1/37	2,405	2,526
5% 6/1/38	1,240	1,297
5% 6/1/43	7,165	7,374
San Bernardino Unified School District Gen. Oblig. Series 2012 F, 3% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,000	3,961
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	1,738
5% 7/1/31	2,000	2,094
5% 7/1/33	1,735	1,814
5% 7/1/34	1,380	1,443
5% 7/1/35	1,500	1,568
5% 7/1/36	1,980	2,069
5% 7/1/38	2,000	2,079
5% 7/1/42	5,000	5,154
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (c)	1,000	1,000
5% 7/1/25 (c)	515	520
5% 7/1/27 (c)	500	516
5% 7/1/28 (c)	1,000	1,023
5% 7/1/29 (c)	1,725	1,768
5% 7/1/30 (c)	2,915	2,989
5% 7/1/31 (c)	1,250	1,282
5% 7/1/32 (c)	1,300	1,333
5% 7/1/33 (c)	1,330	1,364
5% 7/1/34 (c)	1,000	1,026
5% 7/1/36 (c)	1,500	1,536
5% 7/1/37 (c)	750	766
5% 7/1/47 (c)	5,250	5,286
Series A, 5% 7/1/26 (c)	690	704
Series 2017A, 5% 7/1/42	5,810	6,007
Series 2019 B:
5% 7/1/28 (c)	820	852
5% 7/1/49 (c)	5,050	5,122
Series 2023 B, 5.25% 7/1/37 (c)	2,000	2,209
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2016:
5% 10/15/29	2,000	2,038
5% 10/15/30	1,000	1,018
5% 10/15/31	650	662
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,900
Series 2008 C, 0% 7/1/37	1,300	791
Series 2008 E, 0% 7/1/47 (g)	8,700	6,562
Series 2012 E, 0% 7/1/33	1,195	853
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 4% 7/1/38	3,040	3,057
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (c)	1,865	1,870
Series 2016 A, 5% 5/1/30	330	340
Series 2016 B:
5% 5/1/41 (c)	9,695	9,768
5% 5/1/46 (c)	23,000	23,066
Series 2017 A, 5% 5/1/42 (c)	3,205	3,249
Series 2017 D, 5% 5/1/25 (c)	2,250	2,272
Series 2018 D, 5% 5/1/43 (c)	1,000	1,016
Series 2019 A:
5% 5/1/36 (c)	10,000	10,436
5% 5/1/37 (c)	5,595	5,821
5% 1/1/47 (c)	6,005	6,125
5% 5/1/49 (c)	12,645	12,865
Series 2019 E, 5% 5/1/50 (c)	7,000	7,117
Series 2022 A, 5% 5/1/26 (c)	5,000	5,107
San Jacinto Unified School District Series 2014:
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	875	877
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	1,250	1,252
5% 8/1/29 (Assured Guaranty Muni. Corp. Insured)	3,150	3,155
5% 8/1/31 (Assured Guaranty Muni. Corp. Insured)	650	651
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (c)	2,480	2,548
5% 3/1/29 (c)	735	751
5% 3/1/31 (c)	1,100	1,125
5% 3/1/32 (c)	850	870
5% 3/1/33 (c)	1,095	1,120
5% 3/1/34 (c)	1,250	1,279
5% 3/1/35 (c)	3,475	3,555
5% 3/1/36 (c)	2,250	2,300
5% 3/1/37 (c)	2,250	2,296
5% 3/1/41 (c)	10,235	10,364
Series 2017 B:
5% 3/1/29	200	209
5% 3/1/30	250	261
5% 3/1/32	235	245
5% 3/1/33	250	261
5% 3/1/34	500	522
5% 3/1/37	3,000	3,125
Series 2021 A:
4% 3/1/34 (c)	2,000	1,996
5% 3/1/25 (c)	500	503
5% 3/1/26 (c)	1,550	1,575
5% 3/1/27 (c)	750	771
5% 3/1/28 (c)	1,270	1,317
5% 3/1/29 (c)	1,000	1,046
5% 3/1/30 (c)	1,275	1,347
5% 3/1/31 (c)	1,600	1,706
5% 3/1/32 (c)	2,000	2,133
5% 3/1/33 (c)	1,500	1,599
San Juan Unified School District Series 2020, 2.25% 8/1/39	2,000	1,464
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/29	675	687
5% 10/1/30	2,000	2,035
5% 10/1/31	2,310	2,349
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,424
0% 8/1/37	2,675	1,607
0% 8/1/47	11,505	4,071
San Mateo County Cmnty. College District Series 2019, 5% 9/1/38	760	822
San Mateo County Joint Powers Fing. Auth. Series 2021 A1:
2.5% 6/15/55	10,550	6,400
3% 6/15/46	7,510	5,892
San Mateo Unified School District:
(Election of 2000 Proj.) Series B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,393
Series 2020 A, 2.25% 9/1/42	3,000	2,045
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	825	826
5% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	860	861
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	1,770	1,772
5% 6/15/28 (Assured Guaranty Muni. Corp. Insured)	1,865	1,867
5% 6/15/29 (Assured Guaranty Muni. Corp. Insured)	1,780	1,782
5% 6/15/30 (Assured Guaranty Muni. Corp. Insured)	1,150	1,152
5% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	1,001
Sanger Unified School District Series 2018 C, 3% 8/1/48	2,785	2,125
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/32	1,365	1,485
5% 4/1/34	1,000	1,088
5% 4/1/36	2,135	2,313
5% 4/1/37	1,000	1,080
5% 4/1/38	845	908
Santa Clara County Fing. Auth. Lease Rev.:
Series 2019 A, 3% 5/1/41	2,000	1,653
Series 2021 A, 3% 5/1/39	2,250	1,909
Santa Clara Unified School District Series 2017, 3% 7/1/35	265	240
Santa Clarita Cmnty. College District Series 2019, 3% 8/1/49	2,000	1,526
Santa Monica Pub. Fin. Rev. (City Svcs. Bldg. Proj.) Series 2017, 4% 7/1/39	790	802
Santa Monica-Malibu Unified School District:
Series 2017 C:
4% 7/1/36	435	443
4% 7/1/37	475	481
4% 7/1/38	450	454
4% 7/1/39	550	554
5% 7/1/30	250	263
5% 7/1/31	350	368
5% 7/1/32	255	268
5% 7/1/33	250	263
5% 7/1/34	315	331
5% 7/1/35	400	420
Series 2019 A, 3% 8/1/49	3,190	2,430
Santee School District Series 2008 D, 0% 8/1/38	4,140	2,348
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	925
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,898
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	1,255	1,320
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)(Escrowed to Maturity)	45	48
Series 2019 B:
5% 9/1/24 (c)	425	426
5% 9/1/24 (Escrowed to Maturity) (c)	15	15
South Orange County Pub. Fin. Auth. Series 2016, 5% 4/1/34	2,000	2,058
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	4,853
Southern California Pub. Pwr. Auth. Bonds Series 2024 A, 5%, tender 9/1/30 (b)	3,000	3,157
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	10,000	9,658
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,226
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,151
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,006
5% 10/1/35	1,000	1,065
5% 10/1/36	1,585	1,684
Stockton Unified School District Gen. Oblig.:
Series 2011 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,900	1,344
Series 2012 A, 5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	300	301
Series 2024:
5% 8/1/31	1,000	1,119
5% 8/1/32	1,000	1,133
5% 8/1/33	1,000	1,147
5% 8/1/34	1,245	1,440
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000	3,078
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	4,380	4,504
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	3,500	3,596
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,000	2,053
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,000
5% 6/1/26	1,185	1,213
Tulare Swr. Rev. Series 2015, 5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	965	984
Univ. of California Revs.:
Series 2017 M, 3% 5/15/37	800	702
Series 2021 Q, 3% 5/15/51	22,435	17,204
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	934
4% 1/1/36	1,000	937
5% 1/1/30	1,335	1,377
5% 1/1/31	1,350	1,393
5% 1/1/32	1,400	1,445
5% 1/1/33	2,835	2,926
5% 1/1/34	2,230	2,302
Vernon Elec. Sys. Rev. Series 2022 A:
5% 8/1/36	1,490	1,588
5% 8/1/38	825	870
5% 8/1/39	1,275	1,335
5% 8/1/41	420	438
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,303
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,242
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	979
Washington Township Health Care District Gen. Oblig.:
Series 2013 B:
5% 8/1/43	5,000	5,002
5.5% 8/1/40	5,000	5,007
Series 2023 B:
4.5% 8/1/53 (Assured Guaranty Muni. Corp. Insured)	2,400	2,424
5.25% 8/1/48	1,625	1,774
5.5% 8/1/53	2,600	2,873
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,533
5% 7/1/32	1,350	1,368
5% 7/1/33	1,000	1,013
Series 2019 A:
5% 7/1/29	1,120	1,144
5% 7/1/30	1,000	1,022
5% 7/1/31	875	894
5% 7/1/32	890	909
5% 7/1/36	750	759
Series 2023 A:
5.75% 7/1/48	1,000	1,076
5.75% 7/1/53	1,000	1,051
Series A:
4% 7/1/33	260	249
4% 7/1/35	300	282
5% 7/1/30	300	312
5% 7/1/31	325	336
West Contra Costa Unified School District:
Series 2009 C1, 0% 8/1/32 (Assured Guaranty Corp. Insured)	1,000	741
Series 2012 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,675	1,174
Wiseburn School District Series 2012 C, 0% 8/1/37	1,000	614
TOTAL CALIFORNIA		1,543,900
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	5,110	5,310
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	4,980	3,301
5.625% 7/1/27	595	622
5.625% 7/1/29	1,815	1,951
5.75% 7/1/31	4,240	4,718
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	30	30
Series 2019 A2:
4.329% 7/1/40	7,580	7,530
4.536% 7/1/53	1,864	1,782
TOTAL PUERTO RICO		25,244
TOTAL MUNICIPAL BONDS (Cost $1,605,147)		1,569,144

Municipal Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 0.1%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 21, 4.2% 6/3/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i) (Cost $2,100)	2,100	2,100

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $1,607,247)	1,571,244
NET OTHER ASSETS (LIABILITIES) - 0.7%	10,624
NET ASSETS - 100.0%	1,581,868

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,326,000 or 1.0% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)	Coupon rates are determined by re-marketing agents based on current market conditions.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.58%	56,963	41,908	98,872	302	1	-	-	0.0%
Total	56,963	41,908	98,872	302	1	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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